Revenue (Tables)	9 Months Ended
Oct. 31, 2018
Revenue From Contracts With Customers [Abstract]
Disclosure of detailed information about revenue

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
		(Adjusted*)		(Adjusted*)
Analysis of revenue by category	£000s	£000s	£000s	£000s
Licensing agreements	675	2,634	42,261	9,112
Research collaboration agreement	—	—	246	—
	675	2,634	42,507	9,112